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                           ONE GROUP(R) MUTUAL FUNDS

                      SUPPLEMENT DATED AUGUST 2, 2004 TO
                      ONE GROUP EQUITY FUND PROSPECTUSES
                      DATED ON OR AFTER FEBRUARY 28, 2004

CHANGES TO FUND MANAGERS FOR EQUITY FUNDS. The Fund Managers for the Equity Funds are changing except for the One Group Small Cap Value Fund, the One Group Strategic Small Cap Value Fund, the One Group Market Neutral Fund, the One Group Equity Index Fund, the One Group Market Expansion Index Fund, and the One Group International Equity Index Fund. These changes are expected to take place over the next two months. Effective immediately, the following information replaces the text under "The Fund Managers -- One Group Mid Cap Value Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Equity Income Fund, One Group Technology Fund, and One Group Health Sciences Fund" in the Equity Fund Prospectuses:

     One Group Mid Cap Value Fund. Jonathan Kendrew Llewelyn Simon and Lawrence
     E. Playford are the portfolio managers for the One Group Mid Cap Value Fund. Mr. Simon and Mr. Playford joined Banc One Investment Advisors in July 2004. In addition to his position at Banc One Investment Advisors, Mr. Simon is also a managing director of J.P. Morgan Investment Management Inc. ("JPMIM") and has worked with various affiliates of JPMIM since 1980. He currently serves as portfolio manager of the JPMorgan Mid Cap Value Fund and JPMorgan Growth & Income Fund and as a co-portfolio manager of the One Group Equity Income Fund and the JPMorgan Equity Income Fund. In addition to his position at Banc One Investment Advisors, Mr. Playford, CFA and CPA, is also a Vice President of JPMIM and a co-portfolio manager of the JPMorgan Mid Cap Value Fund. Mr. Playford has worked for various affiliates of JPMIM since 1993.

     One Group Large Cap Growth Fund. Marc Baylin and Giri Devulapally are the portfolio managers for the One Group Large Cap Growth Fund. Mr. Baylin and Mr. Devulapally joined Banc One Investment Advisors in July 2004. In addition to his position at Banc One Investment Advisors, Mr. Baylin, CFA, is managing director of JPMIM and a portfolio manager in the JPMorgan U.S. Equity Group. Mr. Baylin has worked for JPMIM since 2002. Prior to joining JPMIM, he worked for T. Rowe Price for nine years, where he was both an analyst and a portfolio manager. In addition to his position at Banc One Investment Advisors, Mr. Devulapally is a vice president of JPMIM and a portfolio manager in the JPMorgan U.S. Equity Group. Mr. Devulapally has worked for JPMIM since 2003. Prior to joining JPMIM, he worked for T. Rowe Price for six years, where he was an analyst specializing in technology and telecommunications. He is also a CFA charter holder.

     One Group Large Cap Value Fund. Bradford L. Frishberg is the portfolio manager for the One Group Large Cap Value Fund. Mr. Frishberg joined Banc One

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     Investment Advisors in July 2004. In addition to his position at Banc One
     Investment Advisors, Mr. Frishberg is a managing director of JPMIM and a co-portfolio manager of the JPMorgan Value Opportunities Fund since 2001. Mr. Frishberg has worked for JPMIM or one of its affiliates since 1996.

     One Group Equity Income Fund. Jonathan Kendrew Llewelyn Simon and Clare Hart are the portfolio managers for the One Group Equity Income Fund. Information on Mr. Simon is discussed earlier in this supplement. Ms. Hart joined Banc One Investment Advisors in July 2004. In addition to her position at Banc One Investment Advisors, Ms. Hart is co-portfolio manager of the JPMorgan Equity Income Fund. She has worked for JPMIM or one of its affiliates since 1999. Prior to joining JPMIM, Ms. Hart was an equity research associate covering real estate investment trusts for Salomon Smith Barney.

     One Group Technology Fund. T. Gary Liberman is the portfolio manager leading a team of research analysts for the One Group Technology Fund. Mr. Liberman joined Banc One Investment Advisors in July 2004. In addition to his position at Banc One Investment Advisors, Mr. Liberman is a vice president of JPMIM and a portfolio manager in the JP Morgan U.S. Equity Group. He first served on the JPMIM Small Cap Team as a technology analyst. He then developed and launched the JPMorgan technology sector portfolios in 1997 and has managed the Luxembourg-domiciled JPMF US Technology Fund since inception. Mr. Liberman has worked for JPMIM or one of its affiliates since 1995. Prior to joining JPMIM, Mr. Liberman was a technology analyst at Salomon Brothers Management and an accountant at Arthur Andersen.

     One Group Health Sciences Fund. Scott Braunstein is the portfolio manager leading a team of research analysts for the One Group Health Sciences Fund. Mr. Braunstein joined Banc One Investment Advisors in July 2004. In addition to his position at Banc One Investment Advisors, Mr. Braunstein is a research analyst of pharmaceuticals and medical technology stocks for JPMIM and is one of 19 co-analysts of the Analyst Portfolio Strategy at JPMIM. Prior to joining JPMIM, he worked from 2000 to 2002 at Deutsche Bank Alex Brown, from 1999 to 2000 as Director of Operations for Defined Health and from 1994 to 1999 as a physician with Summit Medical Group.

The remainder of the changes to the Equity Fund Managers are expected to be phased in beginning at the end of August 2004. As such changes are implemented, the following information will replace the text under "The Fund Managers -- One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Balanced Fund, and One Group Diversified International Fund" in the Prospectuses:

     One Group Small Cap Growth Fund. Eytan Shapiro, CFA, is the portfolio manager for the One Group Small Cap Growth Fund. Mr. Shapiro joined Banc One Investment Advisors in July 2004. In addition to his position at Banc One

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     Investment Advisors, Mr. Shapiro is a vice president of JPMIM and a research analyst for the JPMIM Small Cap Team. Mr. Shapiro has worked for JPMIM or one of its affiliates since 1985. Prior to joining JPMIM, Mr Shapiro worked as an investment analyst, where he was responsible for the UK building and construction sectors for Philips & Drew in London.

     One Group Mid Cap Growth Fund. Christopher Mark Vyvyan Jones and Timothy Parton serve as portfolio managers for the One Group Mid Cap Growth Fund. Mr. Jones and Mr. Parton joined Banc One Investment Advisors in July 2004. In addition to his position at Banc One Investment Advisors, Mr. Jones is a managing director of JPMIM. Mr. Jones leads the small company team of JPMIM and has worked as a portfolio manager with various affiliates of JPMIM since 1982. In addition to his position at Banc One Investment Advisors, Mr. Parton is a vice president of JPMIM. He has worked for JPMIM or one of its affiliates since 1986. Mr. Jones and Mr. Parton also serve as co-portfolio managers of the JPMorgan Capital Growth Fund.

     One Group Diversified Mid Cap Fund. Silvio Tarca is the portfolio manager for the One Group Diversified Mid Cap Fund. Mr. Tarca joined Banc One Investment Advisors in July 2004. In addition to his position at Banc One Investment Advisors, Mr. Tarca is a vice president of JPMIM. Mr. Tarca has worked for JPMIM since 2000. Prior to joining JPMIM, Mr. Tarca worked as an information technology consultant for Accenture, a management consulting, technology services and outsourcing company.

     One Group Diversified Equity Fund. Susan Bao and Helge Skibeli are the portfolio managers leading a team of research analysts for the One Group Diversified Equity Fund. Ms. Bao and Mr. Skibeli joined Banc One Investment Advisors in July 2004. In addition to her position with Banc One Investment Advisors, Ms. Bao is a vice president of JPMIM and a portfolio manager in the JPMorgan U.S. Equity Group. She has been Vice President of JPMIM or one of its affiliates since 1997. In addition to his position with Banc One Investment Advisors, Mr. Skibeli is also a managing director of JPMIM and head of the U.S. Equity Research Group. Mr. Skibeli has worked for JPMIM or one of its affiliates since 1990.

     One Group Balanced Fund. Anne Lester is the primary portfolio manager for the One Group Balanced Fund. In that capacity, Ms. Lester and a team of portfolio managers and analysts manage portfolio construction, investment strategy selection and asset allocation processes for the overall portfolio, which is comprised of the underlying equity and fixed income strategies. Ms. Lester joined Banc One Investment Advisors in July 2004. In addition to her position at Banc One Investment Advisors, Ms. Lester is a portfolio manager in the JPMIM Global Multi-Asset Group, a position she has held since June 2000. She joined JPMIM in 1992 and, prior to her current role, worked in the Product Development group as a fixed income and currency trader and as a fixed income portfolio manager. The underlying equity portion of the One Group Balanced Fund will be managed by a team of portfolio managers and research analysts. The research analysts provide in-depth industry analysis and

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     recommendations, while portfolio managers determine strategy, industry weighting, Fund equity holdings and cash positions. Although a team manages the asset allocation of the overall portfolio and the underlying equity portion of the Fund, Scott Grimshaw, CFA, will continue to serve as the portfolio manager primarily responsible for the underlying fixed income portion of the Fund. Mr. Grimshaw is also the portfolio manager for the One Group Treasury and Agency Fund. From 1994 to 1999, Mr. Grimshaw was a member of the team managing these Funds.

     One Group Diversified International Fund. Nigel F. Emmett is the portfolio manager for the One Group Diversified International Fund. Mr. Emmett joined Banc One Investment Advisors in July 2004. In addition to his position with Banc One Investment Advisors, Mr. Emmett co-manages the portfolio management team responsible for the JPMorgan Fleming International Opportunities Fund and the JPMorgan Fleming International Equity Fund. Mr. Emmett is a managing director of JPMIM and has worked for JPMIM or one of its affiliates since August 1997.

PORTFOLIO MANAGER COMPENSATION FOR NEW FUND MANAGERS. The Equity Fund Managers and research analysts described in this Supplement participate in a highly competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes base salary, cash incentives, the value of stock awards, and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the business as a whole. Each investment professional's performance is formally evaluated annually based on a variety of factors including the size and performance of the portfolios such professional manages. Individual contribution relative to client goals carries the highest impact. For example:

     . Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices, and compliance with firm policies and regulatory requirements. Investment performance is generally more heavily weighted to the long-term.

     . Research analyst compensation is primarily driven by the accuracy of their forecasts and rankings with respect to the companies and/or sectors for which they have research responsibility.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of an investment professional's total award. As incentive compensation increases, the percentage of compensation awarded in restricted stock, stock appreciation awards, or stock options also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-F-EQMGR